FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record

Proxy Voting Summary Report

July 1, 2008 to June 30, 2009

Nuveen Dividend Advantage Municipal Fund

Company	Ticker	Security ID	Meeting Date	Agenda Item #	Agenda Item	Proponent	Management Rec.	Vote Cast

BlackRock MuniHoldings Fund	MHD	09253N104	9/12/2008	1.1	Elect Director/Trustee Richard E. Cavanagh	Management	For	Did Not Vote
				1.2	Elect Director/Trustee Karen P. Robards	Management	For	Did Not Vote
				1.3	Elect Director/Trustee G. Nicholas Beckwith, III	Management	For	Did Not Vote
				1.4	Elect Director/Trustee Kent Dixon	Management	For	Did Not Vote
				1.5	Elect Director/Trustee Frank J. Fabozzi	Management	For	Did Not Vote
				1.6	Elect Director/Trustee Kathleen F. Feldstein	Management	For	Did Not Vote
				1.7	Elect Director/Trustee James T. Flynn	Management	For	Did Not Vote
				1.8	Elect Director/Trustee Jerrold B. Harris	Management	For	Did Not Vote
				1.9	Elect Director/Trustee R. Glenn Hubbard	Management	For	Did Not Vote
				1.10	Elect Director/Trustee W. Carl Kester	Management	For	Did Not Vote
				1.11	Elect Director/Trustee Robert S. Salomon, Jr.	Management	For	Did Not Vote
				1.12	Elect Director/Trustee Richard S. Davis	Management	For	Did Not Vote
				1.13	Elect Director/Trustee Henry Gabbay	Management	For	Did Not Vote

Morgan Stanley Quality Municipal Income Trust	IQI	61745P734	10/1/2008	1.1	Elect Trustee Frank L. Bowman	Management	For	Did Not Vote
				1.2	Elect Trustee Michael Bozic	Management	For	Did Not Vote
				1.3	Elect Trustee James F. Higgins	Management	For	Did Not Vote

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2009